SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Sep. 30, 2022
SHARE-BASED COMPENSATION
Number of options granted during the period	2,669,523
Unrecognized share-based compensation expense	$ 99
Weighted-average period	1 year 7 months 6 days
Options | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that may be issued		51,550,661
Number of options granted during the period	2,669,523
Share options, contractual term (in years)	10 years
Options | 2022 Share Incentive Plan | Minimum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	0 years
Options | 2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)	3 years
Options | Employee
SHARE-BASED COMPENSATION
Number of options granted during the period	829,899
Total fair value grants	$ 1,847
Options | Employee | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of options granted during the period	0
Options | Non employee | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of options granted during the period	0